Consolidated Statements of Income (Loss) and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Income (Loss) and Comprehensive Loss
Revenues	$ 47,318,420	$ 53,490,294	$ 55,263,673
Cost of revenues	37,144,417	43,397,756	44,832,347
Gross Profit	10,174,003	10,092,538	10,431,326
Operating expenses
Selling expenses	228,179	278,013	221,364
General and administrative expenses	7,642,565	5,013,933	8,831,407
Share based compensation	0	0	1,840,000
Research and development expenses	471,194	227,829	8,053,400
Total operating expenses	8,341,938	5,519,775	18,946,171
Income (loss) from operations	1,832,065	4,572,763	(8,514,845)
Other income (expenses)
Change in fair value of convertible note	(165,704)	0	0
Interest income	49,761	208,142	117,735
Interest expense	(421,085)	(602,037)	(740,400)
Financing interest income	2,180,970	1,400,227	0
Rental income from related party	111,317	89,039	117,958
Gain from sale property to a related party	0	0	545,874
Gain from disposal subsidiaries	3,555,235	0	0
Other income (loss), net	239,476	60,031	210,176
Total other income	5,549,970	1,155,402	251,343
Income (loss) before income tax	7,382,035	5,728,165	(8,263,502)
Income tax provision	2,364,489	3,141,969	2,429,480
Net income (loss)	5,017,546	2,586,196	(10,692,982)
Less: net loss attributable to noncontrolling interest	(565,301)	(434,873)	(2,334,853)
Net income (loss) attributable to common stockholders of Tantech Holdings Ltd	5,582,847	3,021,069	(8,358,129)
Net Income Loss	5,017,546	2,586,196	(10,692,982)
Other comprehensive income (loss):
Foreign currency translation adjustment	(4,220,033)	(9,303,340)	2,535,599
Comprehensive income (loss)	797,513	(6,717,144)	(8,157,383)
Less: Comprehensive loss attributable to noncontrolling interest	(563,788)	(424,337)	(2,363,473)
Comprehensive income (loss) attributable to common stockholders of Tantech Holdings Ltd	$ 1,361,301	$ (6,292,807)	$ (5,793,910)
Earnings (loss) per share - Basic and Diluted
Basic	$ 2.02	$ 3.03	$ (48.35)
Diluted	$ 2.02	$ 3.00	$ (48.35)
Weighted Average Shares Outstanding
Basic	2,767,449	996,934	172,864
Diluted	2,767,449	1,006,169	172,864